Revenue	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Revenue
Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	2019 £’000	2018 £’000	2017 £’000
UK	£129,513	£98,571	£79,938
North America	79,231	45,600	25,944
Europe	79,186	73,442	53,486
Total	£287,930	£217,613	£159,368

The Group’s revenue by industry sector is as follows:

	2019 £’000	2018 £’000	2017 £’000
Payments and Financial Services	£152,179	£123,675	£91,056
TMT	78,888	61,095	48,534
Other	56,863	32,843	19,778
Total	£287,930	£217,613	£159,368

The Group applies a practical expedient and does not disclose the value of unsatisfied performance obligations for contracts that have an original expected duration of one year or less and contracts for which it recognises revenues at the amount to which it has the right to invoice for services provided.
Revenue recognised this year relating to performance obligations that were satisfied, or partially satisfied, in previous years was not material.